Note 1 - Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Note 1 - Segment Information

1           Segment information

As mentioned in section II.C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in millions of U.S. dollars)

Year ended December 31, 2021	Tubes	Other	Total
IFRS - Net Sales	5,994	528	6,521
Management view - operating income	178	65	243
Difference in cost of sales	443	30	473
Differences in depreciation and amortization	-	(1)	(1)
Differences in other operating income (expenses), net	(8)	1	(8)
IFRS - operating income	613	95	708
Financial income (expense), net			23
Income before equity in earnings of non-consolidated companies and income tax			731
Equity in earnings of non-consolidated companies			513
Income before income tax			1,243
Capital expenditures	226	14	240
Depreciation and amortization	575	20	595

Year ended December 31, 2020	Tubes	Other	Total
IFRS - Net Sales	4,844	303	5,147
Management view - operating (loss)	(277)	(50)	(327)
Difference in cost of sales	(138)	4	(134)
Differences in depreciation and amortization	1	(1)	-
Differences in selling, general and administrative expenses	(2)	-	(2)
Differences in other operating income (expenses), net	(200)	-	(200)
IFRS - operating (loss)	(616)	(47)	(663)
Financial income (expense), net			(65)
(Loss) before equity in earnings of non-consolidated companies and income tax			(728)
Equity in earnings of non-consolidated companies			109
(Loss) before income tax			(619)
Capital expenditures	189	4	193
Depreciation and amortization	661	18	679

Year ended December 31, 2019	Tubes	Other	Total
IFRS - Net Sales	6,870	424	7,294
Management view - operating income	857	73	930
Difference in cost of sales	(105)	3	(102)
Differences in depreciation and amortization	(1)	-	(1)
Differences in selling, general and administrative expenses	(1)	1	-
Differences in other operating income (expenses), net	6	-	6
IFRS - operating income	756	77	833
Financial income (expense), net			19
Income before equity in earnings of non-consolidated companies and income tax			852
Equity in earnings of non-consolidated companies			82
Income before income tax			934
Capital expenditures	338	12	350
Depreciation and amortization	523	17	540

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for $45.6 million, $16.9 million and $36.2 million in 2021, 2020 and 2019, respectively.

There are no material differences between IFRS and management view in total revenues and by reportable segments.

The differences between operating income under IFRS view and the management view are mainly related to the cost of goods sold, reflecting the effect of raw materials prices increases on the valuation of the replacement cost considered for management view compared to IFRS cost calculated at historical cost on a FIFO basis, and other timing differences.

The main difference in Other operating income (expenses), net for the twelve-month period ended in December 31, 2020, is attributable to the impairment of the goodwill, which residual value in the management view differed from IFRS.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies.

Geographical information

(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total
Year ended December 31, 2021
Net sales	3,360,345	1,311,279	742,463	857,120	250,000	-	6,521,207
Total assets	7,992,946	2,399,448	1,727,573	581,204	364,486	1,383,774	14,449,431
Trade receivables	652,483	234,800	180,515	146,125	85,149	-	1,299,072
Property, plant and equipment, net	3,805,912	984,413	742,461	221,859	70,156	-	5,824,801
Capital expenditures	106,118	63,723	43,344	6,689	19,644	-	239,518
Depreciation and amortization	307,116	125,781	89,667	41,528	30,629	-	594,721

Year ended December 31, 2020
Net sales	2,179,949	776,235	642,793	1,227,532	320,225	-	5,146,734
Total assets	8,071,574	1,868,458	1,461,738	804,559	552,508	957,352	13,716,189
Trade receivables	411,692	115,972	139,427	210,194	90,863	-	968,148
Property, plant and equipment, net	3,971,101	1,050,619	823,057	242,939	105,465	-	6,193,181
Capital expenditures	71,531	63,111	39,691	10,452	8,537	-	193,322
Depreciation and amortization	408,546	106,827	84,518	44,259	34,656	-	678,806

Year ended December 31, 2019
Net sales	3,429,911	1,391,288	738,880	1,382,172	351,804	-	7,294,055
Total assets	7,885,120	2,227,044	2,282,775	958,424	609,663	879,965	14,842,991
Trade receivables	612,809	176,173	149,321	319,406	90,451	-	1,348,160
Property, plant and equipment, net	3,771,570	1,129,260	816,721	254,858	117,608	-	6,090,017
Capital expenditures	169,390	113,999	55,169	4,578	7,038	-	350,174
Depreciation and amortization	276,046	105,308	82,400	42,520	33,247	-	539,521

(*)	For 2021, 2020 and 2019 includes Investments in non-consolidated companies. See note 13 to these Consolidated Financial Statements.

There are no revenues from external customers attributable to the Company’s country of incorporation (Luxembourg).

The principal countries from which the Company derives its revenues are USA (35%), Argentina, Mexico, Canada, Brazil, Italy and Saudi Arabia.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no unfulfilled performance obligation that could affect the acceptance of the product by the customer. Revenues related to governmental institutions represents approximately 23%, 24% and 21% in 2021, 2020 and 2019 respectively.

Tubes segment revenues by market:

Revenues Tubes (in millions of U.S. dollars)	2021	2020	2019
Oil and Gas	4,944	4,073	5,757
Hydrocarbon Processing and Power Generation	444	371	534
Industrial and Other	606	400	579
Total	5,994	4,844	6,870

At December 31, 2021, 2020 and 2019, the Company recognized contract liabilities related to customer advances in the amount of $92.4 million, $48.7 million and $82.7 million, respectively. These amounts related to years 2020 and 2019 were reclassified to revenues during the subsequent year. In these periods, no significant adjustments in revenues were performed related to previously satisfied performance obligations.